Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property Plant and Equipment
The following table provides a breakdown for property, plant and equipment:

(€ thousands)	Land and buildings	Plant and machinery	Industrial and commercial equipment	Leasehold improvements	Other tangible assets	Tangible assets under construction and advances	Total
Historical cost at January 1, 2023	8,548	153,863	147,959	238,190	7,740	4,999	561,299
Additions	33	10,812	14,342	31,390	562	8,461	65,600
Disposals	—	(4,245)	(8,302)	(26,049)	(104)	(36)	(38,736)
Business combinations		238	6,781	12,094	1,328	158	20,599
Exchange differences	—	121	(2,515)	(10,812)	(23)	(358)	(13,587)
Reclassifications	—	966	4,235	6,752	(3,074)	(7,798)	1,081
Balance at December 31, 2023	8,581	161,755	162,500	251,565	6,429	5,426	596,256
Additions	8,884	8,482	22,812	47,297	376	11,971	99,822
Disposals	—	(3,876)	(16,726)	(12,941)	(86)	(21)	(33,650)
Business combinations	—	—	109	877	—	28	1,014
Exchange differences	5	(15)	4,768	9,587	16	39	14,400
Reclassifications	(77)	528	1,948	(207)	375	(6,541)	(3,974)
Balance at December 31, 2024	17,393	166,874	175,411	296,178	7,110	10,902	673,868

Accumulated depreciation at January 1, 2023	(4,025)	(132,323)	(123,159)	(169,587)	(6,066)	—	(435,160)
Depreciation	(250)	(6,454)	(13,538)	(26,558)	(278)	—	(47,078)
Disposals	—	4,101	7,840	24,677	94	—	36,712
Impairment	—	4	(406)	(513)	—	—	(915)
Exchange differences	(162)	(92)	2,195	7,834	18	—	9,793
Reclassifications	—	63	(1,844)	—	1,781	—	—
Balance at December 31, 2023	(4,437)	(134,701)	(128,912)	(164,147)	(4,451)	—	(436,648)
Depreciation	(239)	(6,756)	(14,666)	(31,440)	(819)	—	(53,920)
Disposals	—	3,845	16,320	12,474	188	—	32,827
Impairment	—	(108)	(1,642)	(1,483)	—	—	(3,233)
Exchange differences	(5)	7	(4,334)	(7,781)	2	—	(12,111)
Reclassifications	98	33	(1,672)	5,638	(74)	—	4,023
Balance at December 31, 2024	(4,583)	(137,680)	(134,906)	(186,739)	(5,154)	—	(469,062)

Carrying amount at:
January 1, 2023	4,523	21,540	24,800	68,603	1,674	4,999	126,139
December 31, 2023	4,144	27,054	33,588	87,418	1,978	5,426	159,608
December 31, 2024	12,810	29,194	40,505	109,439	1,956	10,902	204,806

Summary of Impairment and Reversal of Impairment
The following table presents impairment and reversal of impairment by DOSs recognized in 2024, 2023 and 2022:

	For the year ended December 31, 2024
(€ thousand)	Property, plant and equipment	Right-of-use assets	Intangible assets
Zegna segment DOSs
Impairment	688	3,404	58
Total Zegna segment DOSs	688	3,404	58
Thom Browne segment DOSs
Impairment	752	2,205	—
Total Thom Browne segment DOSs	752	2,205	—
Tom Ford Fashion segment DOSs
Impairment	1,793	2,296	—
Total Tom Ford Fashion segment DOSs	1,793	2,296	—
Total for the Group	3,233	7,905	58

	For the year ended December 31, 2023
(€ thousand)	Property, plant and equipment	Right-of-use assets	Intangible assets
Zegna segment DOSs
Impairment	595	268	37
Reversal of impairment	(44)	—	(2)
Total Zegna segment DOSs	551	268	35
Thom Browne segment DOSs
Impairment	18	—	—
Total Thom Browne segment DOSs	18	—	—
Tom Ford Fashion segment DOSs
Impairment	346	564	—
Total Tom Ford Fashion segment DOSs	346	564	—
Total for the Group	915	832	35

	For the year ended December 31, 2022
(€ thousand)	Property, plant and equipment	Right-of-use assets	Intangible assets
Zegna segment DOSs
Impairment	623	3,113	28
Reversal of impairment	(1,379)	(1,564)	(2)
Total Zegna segment DOSs	(756)	1,549	26
Thom Browne segment DOSs
Impairment	—	820	—
Total Thom Browne segment DOSs	—	820	—
Total for the Group	(756)	2,369	26

Summary of Impairment Testing in Respect of Property Plant and Equipment
The following table presents the sensitivity of the 2024 and 2023 impairment tests of DOSs of the Zegna, Thom Browne and Tom Ford Fashion segments to reasonably possible changes in the aforementioned assumptions:

		Existing assumptions			Sensitivity effects on impairment
(€ millions, except percentages and basis points)	Impairment	WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. current year	WACC +100 bps	Growth rate -50 bps	Revenues -250 bps
Zegna segment DOSs
2024	(4,150)	8.05% / 14.09%	1.00% / 4.00%	+6.7%	(4,734)	(4,262)	(5,084)
2023	(855)	8.64% / 12.56%	2.00% / 3.00%	+15.7%	(965)	(917)	(1,480)
Thom Browne segment DOSs
2024	(2,957)	10.66% / 13.06%	2.50% / 3.00%	+11.1%	(3,032)	(2,969)	(3,614)
2023	(17)	11.16% / 12.56%	2.50% / 3.00%	+7.5%	(17)	(17)	(17)
Tom Ford Fashion segment DOSs
2024	(4,089)	8.45% / 13.14%	2.00% / 3.00%	+16.9%	(4,323)	(4,140)	(4,620)
2023	(910)	11.27%/12.16%	3.00%	+18.2%	(925)	(912)	(1,029)